Provident Funding Mortgage Trust 2020-2 ABS-15G

Exhibit 99.3

Client Name:	Provident Funding
Client Project Name:	PFMT 2020-2
Start - End Dates:	02/2020-02/2020
Deal Loan Count:	346

Waived Conditions Summary

Report Run Date:	3/11/2020

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